Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Summary of Trade and Other Payables

	2024 £m	2023 £m
Trade payables	3,462	3,717
Wages and salaries	1,465	1,683
Social security	125	126
ViiV Healthcare put option	915	848
Other payables	420	346
Deferred income	171	222
Customer return and rebate accruals	6,486	6,799
Other accruals	2,291	2,103
	15,335	15,844

Summary of Increase/(Decrease) in Financial Liability and Loss/(Gain) in Income Statement	The table below shows on an indicative basis the income statement and balance sheet sensitivity of the Pfizer put option to reasonably possible changes in key assumptions.

Increase/(decrease) in financial liability and loss/(gain) in income statement	2024 £m	2023 £m
10% increase in sales forecasts*	92	84
15% increase in sales forecasts*	139	126
10% decrease in sales forecasts*	(92)	(84)
15% decrease in sales forecast*	(138)	(126)
1% (100 basis points) increase in discount rate	(22)	(18)
1.50% (150 basis points) increase in discount rate	(32)	(26)
1% (100 basis points) decrease in discount rate	23	19
1.50% (150 basis points) decrease in discount rate	34	28
10 cent appreciation of US Dollar	62	54
15 cent appreciation of US Dollar	97	85
10 cent depreciation of US Dollar	(53)	(46)
15 cent depreciation of US Dollar	(76)	(67)
10 cent appreciation of Euro	20	22
15 cent appreciation of Euro	31	34
10 cent depreciation of Euro	(17)	(18)
15 cent depreciation of Euro	(24)	(26)
*The sales forecast is for ViiV Healthcare sales only in respect of the ViiV Healthcare put option.